Vanguard US Minimum Volatility ETF Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard US Minimum Volatility ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard U.S. Minimum Volatility ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard U.S. Minimum Volatility ETF (the “Fund”) seeks to provide long-term capital appreciation with lower volatility relative to the broad U.S. equity market.